Employee benefit expenses (Details 7) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Disclosure Of Employee Benefits Expenses [Abstract]
On defined benefit obligation	$ 79,955	$ 74,931	$ 69,682	$ 41,547	$ 6,290
Total experience adjustments on actuarial gain / (loss)	$ 79,955	$ 74,931	$ 69,682	$ 41,547	$ 6,290